Schedule of Investments (unaudited) December 31, 2019	BATS: Series M Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities — 2.9%
Carmax Auto Owner Trust, Series 2019-3, Class A4, 2.30%, 04/15/25	$6,100	$6,120,103
Ford Credit Auto Owner Trust, Series 2019-B, Class A4, 2.24%, 10/15/24	11,590	11,643,392
GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class A4, 2.21%, 11/18/24	6,120	6,151,640
Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 09/20/40(a)	316	315,825
Progress Residential Trust, Series 2017-SFR1, Class A, 2.77%, 08/17/34(a)	867	867,846
Santander Drive Auto Receivables Trust, Series 2019-3, Class A3, 2.16%, 11/15/22	2,100	2,103,098

Total Asset-Backed Securities — 2.9% (Cost: $27,088,006)		27,201,904

Non-Agency Mortgage-Backed Securities — 13.1%

Commercial Mortgage-Backed Securities — 12.6%
1211 Avenue of the Americas Trust, Series 2015-1211, Class A1A2, 3.90%, 08/10/35(a)	945	1,010,286
BWAY Mortgage Trust, Series 2013-1515, Class A2, 3.45%, 03/10/33(a)	3,920	4,082,012
BX Commercial Mortgage Trust, Series 2019-XL, Class D, (1 mo. LIBOR US + 1.450%), 3.19%, 10/15/36(a)(b)	4,200	4,205,252
BX Trust:
Series 2019-OC11, Class A, 3.20%, 12/09/41(a)	4,207	4,327,036
Series 2019-OC11, Class D, 4.08%, 12/09/41(a)	1,489	1,514,793
Cantor Commercial Real Estate Lending, Series 2019-CF3, Class A4, 3.01%, 01/15/53	3,641	3,735,123
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class A, 3.36%, 04/10/29(a)	1,750	1,762,028
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A, 2.78%, 11/10/31(a)(c)	2,005	2,033,290
Commercial Mortgage Trust:
Series 2013-CR6, Class A3FL, (1 mo. LIBOR US + 0.630%), 2.31%, 03/10/46(a)(b)	638	636,410
Series 2014-LC15, Class A4, 4.01%, 04/10/47	2,025	2,153,839
Series 2014-UBS2, Class A5, 3.96%, 03/10/47	1,215	1,288,875
Series 2015-LC23, Class ASB, 3.60%, 10/10/48	3,730	3,886,892
Series 2017-PANW, Class A, 3.24%, 10/10/29(a)	3,960	4,079,855
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class C, 3.93%, 09/15/52	1,203	1,225,539
FRESB Mortgage Trust:
Series 2019-SB60, Class A10F, 3.31%, 01/25/29(c)	3,027	3,132,376
Series 2019-SB61, Class A10F, 3.17%, 01/25/29(c)	2,515	2,594,939
GS Mortgage Securities Corp. II,
Series 2005-ROCK, Class A, 5.37%, 05/03/32(a)	910	1,034,140
Hudson Yards Mortgage Trust, Series 2019-30HY, Class D, 3.56%, 07/10/39(a)(c)	669	671,098

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
IMT Trust, Series 2017-APTS, Class BFX, 3.50%, 06/15/34(a)(c)	$2,425	$2,497,557
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23, Class ASB, 3.66%, 09/15/47	5,599	5,776,930
Series 2016-C1, Class ASB, 3.32%, 03/15/49	3,500	3,613,799
JPMDB Commercial Mortgage Securities Trust:
Series 2017-C5, Class D, 4.55%, 03/15/50(a)(c)	81	82,333
Series 2019-COR6, Class A4, 3.06%, 11/13/52	2,389	2,461,676
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2016-NINE, Class A, 2.95%, 09/06/38(a)(c)	1,790	1,817,197
Series 2019-COR5, Class A4, 3.39%, 06/13/52	1,110	1,173,377
LMREC, Inc., Series 2016-CRE2, Class A, (1 mo. LIBOR US + 1.700%), 3.48%, 11/24/31(a)(b)	78	78,736
LSTAR Commercial Mortgage Trust, Series 2016-4, Class A2, 2.58%, 03/10/49(a)	2,740	2,715,076
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A4, 4.04%, 11/15/46	1,170	1,241,150
Morgan Stanley Capital I Trust:
Series 2016-UBS9, Class ASB, 3.34%, 03/15/49	3,730	3,843,358
Series 2018-SUN, Class A, (1 mo. LIBOR US + 0.900%), 2.64%, 07/15/35(a)(b)	1,910	1,904,009
Series 2019-H6, Class A4, 3.42%, 06/15/52	431	457,121
Series 2019-H7, Class A4, 3.26%, 07/15/52	2,258	2,355,134
Series 2019-L3, Class A4, 3.13%, 11/15/29	3,708	3,826,553
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/13/49(a)	3,464	3,372,374
Seasoned Credit Risk Transfer Trust:
Series 2018-2, Class MA, 3.50%, 11/25/57	1,447	1,499,863
Series 2018-3, Class MA, 3.50%, 08/25/57	2,004	2,072,834
Series 2018-4, Class MA, 3.50%, 03/25/58	3,402	3,525,690
Series 2019-2, Class MA, 3.50%, 08/25/58	1,144	1,189,421
UBS Commercial Mortgage Trust:
Series 2019-C17, Class A4, 2.92%, 10/15/52	3,732	3,792,602
Series 2019-C18, Class A4, 3.04%, 12/15/52	1,604	1,643,976
Wells Fargo Commercial Mortgage Trust:
Series 2015-LC22, Class ASB, 3.57%, 09/15/58	3,845	3,997,242
Series 2015-NXS3, Class ASB, 3.37%, 09/15/57	3,920	4,052,188
Series 2015-P2, Class AS, 4.01%, 12/15/48	1,605	1,709,499
Series 2019-C54, Class A4, 3.15%, 12/15/52	1,818	1,885,400
WFRBS Commercial Mortgage Trust:
Series 2012-C8, Class AFL, (1 mo. LIBOR US + 1.000%), 2.74%, 08/15/45(a)(b)	2,479	2,488,704
Series 2014-C21, Class A4, 3.41%, 08/15/47	2,805	2,923,363
Series 2014-LC14, Class A4, 3.77%, 03/15/47	5,590	5,879,722

		117,250,667

Interest Only Commercial Mortgage-Backed Securities — 0.5%
Commercial Mortgage Trust, Series 2014-LC17, Class XA, 0.92%, 10/10/47(c)	53,192	1,521,953
CSAIL Commercial Mortgage Trust, Series 2019-C16, Class XA, 1.57%, 06/15/52(c)	13,133	1,563,816

Schedule of Investments (unaudited) (continued) December 31, 2019	BATS: Series M Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 02/25/48(a)	$124,727	$192,416
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, 1.22%, 04/10/47(c)	653	19,915
UBS Commercial Mortgage Trust, Series 2019-C17, Class XA, 1.64%, 10/15/52(c)	10,435	1,175,613
Wells Fargo Commercial Mortgage Trust, Series 2018-C44, Class XA, 0.76%, 05/15/51(c)	8,721	438,856

		4,912,569

Total Non-Agency Mortgage-Backed Securities — 13.1% (Cost: $121,245,459)		122,163,236

U.S. Government Sponsored Agency Securities — 154.3%

Collateralized Mortgage Obligations — 3.5%
Fannie Mae:
Series 2010-134, Class KZ, 4.50%, 12/25/40	1,380	1,468,873
Series 2010-141, Class LZ, 4.50%, 12/25/40	1,171	1,276,506
Series 2011-8, Class ZA, 4.00%, 02/25/41	2,180	2,294,745
Series 2011-131, Class LZ, 4.50%, 12/25/41	735	779,836
Series 2013-81, Class YK, 4.00%, 08/25/43	200	224,446
Series 2017-76, Class PB, 3.00%, 10/25/57	900	901,862
Series 2018-32, Class PS, (1 mo. LIBOR US + 7.233%), 5.14%, 05/25/48(b)	3,594	3,917,788
Series 2019-39, Class LF, (1 mo. LIBOR US + 0.450%), 2.24%, 08/25/49(b)	3,459	3,451,907
Freddie Mac:
Series 3745, Class ZA, 4.00%, 10/15/40	332	361,133
Series 3780, Class ZA, 4.00%, 12/15/40	626	682,179
Series 3960, Class PL, 4.00%, 11/15/41	900	990,224
Series 4384, Class LB, 3.50%, 08/15/43	1,400	1,474,160
Series 4901, Class BF, (1 mo. LIBOR US +0.400%), 2.19%, 07/25/49(b)	3,098	3,082,822
Ginnie Mae:
Series 2014-107, Class WX, 6.82%, 07/20/39(c)	789	896,337
Series 2016-123, Class LM, 3.00%, 09/20/46	600	621,902
Series 2019-5, Class P, 3.50%, 07/20/48	1,934	1,998,842
Series 2019-21, Class FL, (1 mo. LIBOR US + 0.450%), 2.22%, 02/20/49(b)	4,223	4,224,630
Series 2019-89, Class FH, (1 mo. LIBOR US + 0.400%), 2.17%, 07/20/49(b)	4,326	4,321,823

		32,970,015

Commercial Mortgage-Backed Securities — 0.3%
Fannie Mae, Series 2019-M1, Class A2, 3.67%, 09/25/28(c)	1,631	1,763,648
Ginnie Mae:
Series 2019-7, Class V, 3.00%, 05/16/35	300	310,453
Series 2019-53, Class V, 2.75%, 08/16/31	795	807,235

		2,881,336

Interest Only Collateralized Mortgage Obligations — 1.0%
Fannie Mae:
Series 2013-10, Class PI, 3.00%, 02/25/43	2,349	207,645
Series 2014-68, Class YI, 4.50%, 11/25/44	1,114	203,479
Series 2015-66, Class AS, (1 mo. LIBOR US + 6.250%), 4.46%, 09/25/45(b)	5,524	897,437

Security	Par (000)	Value

Interest Only Collateralized Mortgage Obligations (continued)
Series 2016-60, Class SD, (1 mo. LIBOR US + 6.100%), 4.31%, 09/25/46(b)	$2,573	$436,729
Series 2016-78, Class CS, (1 mo. LIBOR US + 6.100%), 4.31%, 05/25/39(b)	3,312	561,487
Series 2016-81, Class CS, (1 mo. LIBOR US + 6.100%), 4.31%, 11/25/46(b)	4,714	765,451
Series 2017-38, Class S, (1 mo. LIBOR US + 6.100%), 4.31%, 05/25/47(b)	4,287	861,616
Series 2017-68, Class IE, 4.50%, 09/25/47	4,990	889,468
Series 2017-70, Class SA, (1 mo. LIBOR US + 6.150%), 4.36%, 09/25/47(b)	2,763	556,811
Series 2018-63, Class IO, 3.00%, 09/25/48	3,068	494,189
Series 2019-25, Class SA, (1 mo. LIBOR US + 6.050%), 4.26%, 06/25/49(b)	6,828	1,334,905
Series 2019-35, Class SA, (1 mo. LIBOR US + 6.100%), 4.31%, 07/25/49(b)	2,715	472,486
Freddie Mac:
Series 4062, Class GI, 4.00%, 02/15/41	667	60,798
Series 4901, Class CS, (1 mo. LIBOR US + 6.100%), 4.31%, 07/25/49(b)	4,942	870,977
Ginnie Mae:
Series 2014-113, Class NI, 5.00%, 07/20/44	807	177,606
Series 2017-139, Class IB, 4.50%, 09/20/47	2,412	402,386
Series 2017-144, Class DI, 4.50%, 09/20/47	1,726	267,312
Series 2018-89, Class CI, 5.00%, 12/20/47	1,522	315,106

		9,775,888

Interest Only Commercial Mortgage-Backed Securities — 1.7%
Ginnie Mae:
Series 2013-63, Class IO, 0.79%, 09/16/51(c)	21,645	1,069,907
Series 2016-45, Class IO, 1.00%, 02/16/58(c)	23,654	1,588,858
Series 2016-67, Class IO, 1.14%, 07/16/57(c)	18,259	1,341,135
Series 2016-105, Class IO, 1.04%, 10/16/57(c)	19,130	1,251,400
Series 2016-128, Class IO, 0.95%, 09/16/56(c)	23,940	1,714,009
Series 2016-151, Class IO, 1.09%, 06/16/58(c)	52,044	3,919,469
Series 2017-53, Class IO, 0.69%, 11/16/56(c)	16,953	907,908
Series 2017-61, Class IO, 0.76%, 05/16/59(c)	4,167	275,129
Series 2017-64, Class IO, 0.72%, 11/16/57(c)	36,909	2,217,800
Series 2017-171, Class IO, 0.70%, 09/16/59(c)	26,133	1,598,923

		15,884,538

Mortgage-Backed Securities — 147.8%
Fannie Mae Mortgage-Backed Securities:
2.00%, 10/01/31 - 03/01/32	2,808	2,790,559
2.50%, 09/01/27 - 01/01/50(d)	45,981	46,105,219
3.00%, 04/01/28 - 01/01/50(d)	115,028	117,909,152
3.13%, 09/01/27	1,662	1,746,793
3.16%, 03/01/27	2,549	2,677,163
3.50%, 03/01/29 - 01/01/50(d)	197,421	205,521,295
4.00%, 02/01/31 - 01/01/50(d)	334,275	350,811,604
4.50%, 05/01/24 - 01/01/50(d)	79,904	84,840,560
5.00%, 02/01/35 - 01/01/50(d)	11,879	12,864,893
5.50%, 05/01/34 - 05/01/44	5,646	6,348,544
6.00%, 02/01/38 - 07/01/41	3,522	4,037,333
6.50%, 07/01/37 - 01/01/38	39	43,026
Freddie Mac Mortgage-Backed Securities:
2.50%, 02/01/30 - 04/01/31	3,784	3,841,224

Schedule of Investments (unaudited) (continued) December 31, 2019	BATS: Series M Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 09/01/27 - 12/01/49	$133,890	$136,244,659
3.50%, 09/01/30 - 01/01/48	11,852	12,545,309
4.00%, 08/01/40 - 08/01/49	23,186	25,029,927
4.50%, 04/01/20 - 09/01/48	2,462	2,652,068
5.00%, 05/01/28 - 11/01/41	2,522	2,778,485
5.50%, 01/01/28 - 06/01/41	1,505	1,676,790
6.00%, 08/01/28 - 11/01/39	580	662,191
Ginnie Mae Mortgage-Backed Securities:
2.50%, 01/15/50(d)	2,988	3,000,723
3.00%, 12/20/44 - 01/15/50(d)	67,329	69,348,030
3.50%, 01/15/42 - 01/15/50(d)	104,677	108,464,185
4.00%, 04/20/39 - 01/15/50(d)	56,936	59,213,993
4.50%, 09/20/39 - 01/15/50(d)	102,551	107,457,943
5.00%, 07/15/33 - 01/15/50(d)	9,944	10,568,348
5.50%, 07/15/38 - 12/20/41	886	992,131

		1,380,172,147

Total U.S. Government Sponsored Agency Securities — 154.3%

(Cost: $1,428,062,339)		1,441,683,924

U.S. Treasury Obligations — 1.4%
U.S. Treasury Inflation Indexed Bonds:
0.50%, 04/15/24	8,516	8,653,514
0.25%, 07/15/29	4,427	4,469,575

Total U.S. Treasury Obligations — 1.4% (Cost: $13,030,347)		13,123,089

Total Long-Term Investments — 171.7% (Cost: $1,589,426,151)		1,604,172,153

	Shares

Short-Term Securities — 2.3%

Money Market Fund — 0.6%
Dreyfus Treasury Securities Cash Management, Institutional Class, 1.44%(e)	5,360,550	5,360,550

Security	Par (000)	Value

U.S. Treasury Obligations — 1.7%
U.S. Treasury Bills :
1.52%, 1/07/20	$1,387	$1,386,737
1.49%, 1/21/20	552	551,572
1.50%, 1/28/20	11,000	10,988,381
1.49%, 2/25/20	3,426	3,418,356

Total U.S. Treasury Obligations — 1.7% (Cost: $16,344,699)		16,345,046

Total Short-Term Securities — 2.3% (Cost: $21,705,249)		21,705,596

Total Investments Before TBA Commitments and Options Written — 174.0% (Cost: $1,611,131,400)		1,625,877,749

TBA Sale Commitments — (31.7)%(d)

Mortgage-Backed Securities — (31.7)%
Fannie Mae Mortgage-Backed Securities:
2.50%, 01/01/35	(11,282)	(11,382,784)
3.00%, 01/01/35 - 01/01/50	(82,415)	(83,591,178)
3.50%, 01/01/35 - 01/01/50	(36,586)	(37,639,363)
4.00%, 01/01/50	(57,135)	(59,424,864)
4.50%, 01/01/50	(14,178)	(14,927,330)
5.50%, 01/01/50	(1,637)	(1,762,844)
6.00%, 01/01/50	(600)	(661,125)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 01/15/50	(74,989)	(77,282,829)
4.00%, 01/15/50	(8,681)	(8,984,835)
4.50%, 01/15/50	(617)	(645,054)

Total TBA Sale Commitments — (31.7)% (Proceeds: $296,233,502)		(296,302,206)

Options Written — 0.0%
(Premiums Received: $203,439)		(94,500)

Total Investments Net of TBA Sale Commitments and Options Written — 142.3% (Cost: $1,314,694,459)		1,329,481,043

Liabilities in Excess of Other Assets — (42.3)%		(395,452,475)

Net Assets — 100.0%		$934,028,568

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Represents or includes a TBA transaction.
(e)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued) December 31, 2019	BATS: Series M Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Ultra Treasury Bonds	1	03/20/20	$182	$(7,617)
Euro Dollar	186	09/14/20	45,740	11,368

				3,751

Short Contracts
Euro Dollar	30	03/16/20	7,370	(2,637)
U.S. Treasury Bonds (30 Year)	4	03/20/20	624	16,119
U.S. Treasury Notes (10 Year)	539	03/20/20	69,219	189,970
U.S. Ultra Treasury Notes (10 Year)	58	03/20/20	8,161	117,995
U.S. Treasury Notes (2 Year)	384	03/31/20	82,752	38,995
U.S. Treasury Notes (5 Year)	183	03/31/20	21,706	86,517
Euro Dollar	30	06/15/20	7,373	6,796
Euro Dollar	15	12/14/20	3,689	3,867
Euro Dollar	15	03/15/21	3,692	(3,171)
Euro Dollar	15	06/14/21	3,692	4,459

				458,910

				$462,661

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value
Call
U.S. Treasury Notes (10 Year)	114	02/21/20	$132	$15,048	$ (7,125)
U.S. Treasury Notes (10 Year)	233	02/21/20	129.5	30,174	(87,375)

					$(94,500)

Centrally Cleared Interest Rate Swaps

				Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Recieved)	Unrealized Appreciation (Depreciation)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency
1.65%	Semi-Annual	3-month LIBOR, 1.91%	Quarterly	08/15/21	$2,000	$ (5,781)	$ 23	$ (5,804)
1.68%	Semi-Annual	3-month LIBOR, 1.91%	Quarterly	06/24/22	$15,500	3,069	181	2,888
1.72%	Semi-Annual	3-month LIBOR, 1.91%	Quarterly	06/26/22	$4,400	(3,382)	51	(3,433)
1.84%	Semi-Annual	3-month LIBOR, 1.91%	Quarterly	07/18/22	$8,000	(65,500)	94	(65,594)
1.81%	Semi-Annual	3-month LIBOR, 1.91%	Quarterly	07/25/22	$4,500	(33,489)	53	(33,542)
1.78%	Semi-Annual	3-month LIBOR, 1.91%	Quarterly	07/26/22	$9,700	(65,073)	114	(65,187)
3-month LIBOR, 1.91%	Quarterly	1.83%	Semi-Annual	08/04/22	$18,700	(44,072)	213	(44,285)
1.53%	Semi-Annual	3-month LIBOR, 1.91%	Quarterly	08/08/22	$15,500	10,508	182	10,326

Schedule of Investments (unaudited) (continued) December 31, 2019	BATS: Series M Portfolio

				Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Recieved)	Unrealized Appreciation (Depreciation)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency
3-month LIBOR, 1.91%	Quarterly	1.42%	Semi-Annual	09/10/22	$5,300	$(19,235)	$56	$(19,291)
2.50%	Semi-Annual	3-month LIBOR, 1.91%	Quarterly	01/29/23	$36,309	(1,150,789)	479	(1,151,268)
2.71%	Semi-Annual	3-month LIBOR, 1.91%	Quarterly	02/06/23	$36,607	(1,421,996)	483	(1,422,479)
1.61%	Semi-Annual	3-month LIBOR, 1.91%	Quarterly	10/01/29	$6,300	175,713	98	175,615

						$(2,620,027)	$2,027	$(2,622,054)

OTC Credit Default Swaps — Buy Protection

Reference Obligation/ Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.10.BBB-	3.00%	Monthly	Goldman Sachs International	11/17/59	$4,174	$7,850	$210,921	$(203,071)
CMBX.NA.10.BBB-	3.00%	Monthly	Goldman Sachs International	11/17/59	$3,976	7,477	191,497	(184,020)
CMBX.NA.12.BBB-	3.00%	Monthly	Citigroup Global Markets, Inc.	08/17/61	$4,142	93,947	340,451	(246,504)
CMBX.NA.12.BBB-	3.00%	Monthly	J.P. Morgan Securities LLC	08/17/61	$3,875	87,881	323,734	(235,853)

						$197,155	$1,066,603	$(869,448)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/ Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	Not Rated	$8,000	$(42,674)	$(965,323)	$922,649
CMBX.NA.10.BBB-	3.00%	Monthly	Goldman Sachs International	11/17/59	BBB-	$4,398	(8,271)	(322,016)	313,745
CMBX.NA.10.BBB-	3.00%	Monthly	J.P. Morgan Securities LLC	11/17/59	BBB-	$3,752	(7,057)	(276,917)	269,860

							$(58,002)	$(1,564,256)	$1,506,254

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Portfolio Abbreviations

LIBOR	London Interbank Offered Rate

OTC	Over-the-counter

TBA	To-be-announced

Schedule of Investments (unaudited) (continued) December 31, 2019	BATS: Series M Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors.

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$1,604,172,153	$—	$1,604,172,153
Short-Term Securities:
Money Market Fund	5,360,550	—	—	5,360,550
U.S. Treasury Obligations	—	16,345,046	—	16,345,046
Liabilities:
TBA Sale Commitments	—	(296,302,206)	—	(296,302,206)

	$5,360,550	$1,324,214,993	$—	$1,329,575,543

(a)	See above Schedule of Investments for values in each security type.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets:
Credit contracts.	$—	$1,506,254	$—	$1,506,254
Interest rate contracts	476,086	188,829	—	664,915
Liabilities:
Credit contracts.	—	(869,448)	—	(869,448)
Interest rate contracts	(107,925)	(2,810,883)	—	(2,918,808)

	$368,161	$(1,985,248)	$—	$(1,617,087)

(a)

Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued the unrealized appreciation (depreciation) on the instrument and options written are shown at value.